COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Company’s consolidated financial position or results of operations or liquidity as at March 31, 2023 and 2022.

Per post-purchase agreement between the Company and MTM Animation original shareholder, a post-closing performance-based payments aggregating up to $362,450 (C$500,000) is subject to the financial performance of MTM Animation from the transaction closing date, February 28, 2022 to December 31, 2026, has been terminated under mutual agreement of both parties, and MTM Animation original shareholder determined to not participate in daily operation management.

Contractual Commitments

As of March 31, 2023, the Company’s contractual obligations consisted of the following:

Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Lease commitment	$760,243	$230,889	$454,170	$75,184	$–
MTM Animation acquisition	133,002	73,890	59,112	–	–
Repayment of other loan payable	1,279,075	511,630	767,445	–	–
Repayment of bank loans	47,694,700	47,694,700	–	–	–
Liabilities on assets held for sale	19,709,383	19,709,383	–	–	–
Total	$69,576,403	$68,220,492	$1,280,727	$75,184	$–